SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amounts reclassified from AOCI	$ 0	$ 0	$ (27)
AOCI
Balance as of January 1, 2018	(44)
Other comprehensive income (loss) before reclassifications	(477)
Amounts reclassified from AOCI	245
Other comprehensive income (loss)	(232)
Balance as of December 31, 2018	(276)	(44)
Unrealized gains (losses) on Available-For-Sale Marketable Securities | AOCI
Balance as of January 1, 2018	(44)
Other comprehensive income (loss) before reclassifications	12
Amounts reclassified from AOCI	0
Other comprehensive income (loss)	12
Balance as of December 31, 2018	(32)	(44)
Unrealized gains (losses) on cash flow hedges | AOCI
Balance as of January 1, 2018	0
Other comprehensive income (loss) before reclassifications	(489)
Amounts reclassified from AOCI	245
Other comprehensive income (loss)	(244)
Balance as of December 31, 2018	$ (244)	$ 0